COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	9 Months Ended
	Sep. 30, 2018 USD ($) site	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Number of non-owned sites (in sites) | site	65
Number of national priority list (in sites) | site	15
Number of sites not named as PRP, with resolved liability, or deemed de minimis (in sites) | site	59
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves | $	$ 35	$ 35
Guarantees at carrying value | $	450	$ 368
Fiat Chrysler Automobiles N.V.
Loss Contingencies [Line Items]
Other contingencies | $	$ 229